Subordinated Liabilities - Summary of Subordinated Liabilities - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subordinated liabilities [line items]
Subordinated liabilities	£ 2,556	£ 3,528
Santander UK Group Holdings plc
Subordinated liabilities [line items]
Subordinated liabilities	£ 830	£ 1,142
4.75% Subordinated notes (US$1,000m) | Santander UK Group Holdings plc
Subordinated liabilities [line items]
Borrowings maturity	2025	2025
Subordinated liabilities	£ 536	£ 763
5.625% Subordinated notes (US$500m) | Santander UK Group Holdings plc
Subordinated liabilities [line items]
Borrowings maturity	2045	2045
Subordinated liabilities	£ 294	£ 379